Acquisitions (Fair Values Of The Assets Acquired And Liabilities) (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 11, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Trade accounts receivable		$ 196.4	$ 84.8	$ 100.5
Inventories		174.0	10.4	91.8
Property, plant and equipment		91.0	45.7	85.8
Goodwill		1,643.6	517.5	874.5
Other intangible assets, primarily customer relationships, trade names and technology		1,658.2	334.3	701.8
In-process research and development		56.0	0.0	61.5
Trade accounts payable		(54.7)	(22.5)	(49.0)
Other assets and liabilities, net		(497.6)	(66.2)	(259.1)
Assumed debt		(138.5)	(21.2)	0.0
Net cash consideration		3,128.4	882.5	1,607.7
Nobel Biocare
Business Acquisition [Line Items]
Trade accounts receivable		124.9
Inventories		69.0
Property, plant and equipment		59.4
Goodwill	$ 1,000.0	1,013.6
Other intangible assets, primarily customer relationships, trade names and technology		1,049.3
In-process research and development		0.0
Trade accounts payable		(30.8)
Other assets and liabilities, net		(291.0)
Assumed debt		(132.7)
Net cash consideration		1,861.7
Others
Business Acquisition [Line Items]
Trade accounts receivable		71.5
Inventories		105.0
Property, plant and equipment		31.6
Goodwill		630.0	$ 518.0	$ 875.0
Other intangible assets, primarily customer relationships, trade names and technology		608.9
In-process research and development		56.0
Trade accounts payable		(23.9)
Other assets and liabilities, net		(206.6)
Assumed debt		(5.8)
Net cash consideration		$ 1,266.7